S000004349 [Member] Expense Example - iShares Select U.S. REIT ETF - iShares Select U.S. REIT ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406